Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 13,845	$ 13,931
Additions to right-of-use assets	3,112	3,792
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))		109
Derecognition of right-of-use assets	(113)	(22)
Depreciation charged during the year	(4,383)	(3,767)	$ (3,220)
Effect of movements in foreign exchange rates	(307)	(198)
Closing Balance	$ 12,154	$ 13,845	$ 13,931